Note 14 - Employee Incentive Schemes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

14. Equity Incentive Schemes

In 2004, the Company adopted an employee option plan which was subsequently replaced in 2021 by the Equity Incentive Plan (“the Equity Incentive Plan”) to cater for awards including options, performance rights, CDIs and restricted CDIs.

During the year ended December 31, 2022, the Company issued shares as a short term incentive plan to select employees under the Equity Incentive Plan. During the year ended December 31, 2021, the Company granted stock options and performance rights to select employees under the Equity Incentive Plan. All stock options and performance rights granted under the Equity Incentive Plan require eligible recipients to complete a requisite service period.

During the year ended December 31, 2022, the Company issued to Viburnum Funds Pty Ltd (“Viburnum”) in connection with the Entitlement Offer, unlisted options to purchase 3,840,000 ordinary shares in two tranches. Refer to Note 18 for more details.

At December 31, 2022, total stock compensation expense recognized in the consolidated statements of comprehensive income/(loss) was A$319,402 (2021: A$92,432).

(a) Stock Options

Stock options (“options”) may be granted pursuant to the Equity Incentive Plan to any person considered by the board to be employed by the Group on a permanent basis (whether full time, part time or on a long-term casual basis). Each option gives the holder the right to subscribe for one share of common stock. The total number of options that may be issued under the Equity Incentive Plan is such maximum amount permitted by law and the Listing Rules of the ASX. The exercise price and any exercise conditions are determined by the board at the time of grant of the options. Any exercise conditions must be satisfied before the options vest and become capable of exercise. The options lapse on such date determined by the board at the time of grant or earlier in accordance with the Equity Incentive Plan. Options granted to date have had a term up to ten years and generally vest in tranches up to three years.

An option holder is not permitted to participate in a bonus issue or new issue of securities in respect of an option held prior to the issue of shares to the option holder pursuant to the exercise of an option. If the Company changes the number of issued shares through or as a result of any consolidation, subdivision, or similar reconstruction of the issued capital of the Company, the total number of options and the exercise price of the options (as applicable) will likewise be adjusted. The terms of the awards include a variety of market, performance and service conditions.

The number of options granted pursuant to the Equity Incentive Plan in 2022 and 2021 were nil and 250,000, respectively.

Universal Biosensors, Inc.

Notes to Consolidated Financial Statements

The number of options granted to parties other than those granted pursuant to the Equity Incentive Plan in 2022 and 2021 were 3,840,000 and nil, respectively. See Note 18 to the Consolidated Financial Statements for details on the options granted to Viburnum.

Stock option activity during the current period is as follows:

	Number of options	Weighted average exercise price A$
Balance at December 31, 2021	8,878,800	0.29
Granted	3,840,000	0.96
Exercised	(90,000)	0.49
Lapsed	(222,500)	0.46
Balance at December 31, 2022	12,406,300	0.49

At December 31, 2022, the number of options vested and exercisable was 12,406,300 (2021: 8,878,800). At December 31, 2022, total stock compensation expense for options recognized in the consolidated statements of comprehensive income/(loss) was nil (2021: A$3,780).

The following table represents information relating to stock options outstanding under the plans as of December 31, 2022:

Exercise price A$	Options	Weighted average remaining life in years	Options exercisable shares
0.50	721,000	0	721,000
0.33	35,000	1	35,000
0.50	216,300	1	216,300
0.20	2,364,666	1	2,364,666
0.25	2,364,667	2	2,364,667
0.30	2,364,667	2	2,364,667
0.30	500,000	2	500,000
0.92	1,920,000	2	1,920,000
1.00	1,920,000	2	1,920,000
	12,406,300		12,406,300

The table below sets forth the number of employee stock options exercised and the number of shares issued in the period from January 1, 2021. We issued these shares in reliance upon exemptions from registration under Regulation S under the Securities Act of 1933, as amended.

Period ending	Number of Options Exercised and Corresponding Number of Shares Issued	Weighted average exercise price A$	Proceeds Received (A$)
2022	90,000	0.49	43,900
2021	216,650	0.35	75,125

As of December 31, 2022, there was no unrecognized compensation expense (2021: nil).

(b) Restricted Shares

The Equity Incentive Plan permits our Board to grant shares of our common stock to our employees and directors (although our Board has determined not to issue equity to non-executive directors). The number of shares able to be granted is limited to the amount permitted to be granted at law, the ASX Listing Rules and by the limits on our authorized share capital in our certificate of incorporation. All our employees are eligible for shares under the Employee Share Plan. The Company has in the past issued A$1,000 worth of restricted shares of common stock to employees of the Company, but no more frequently than annually. The restricted shares have the same terms of issue as our existing shares of common stock but are not able to be traded until the earlier of three years from the date on which the shares are issued or the date the relevant employee ceases to be an employee of the Company or any of its associated group of companies. There were no restricted shares issued by the Company during 2022 and 2021.

(c) Equity

Equity may be granted pursuant to the Equity Incentive Plan to any person considered by the board to be employed by the Group on a permanent basis (whether full time, part time or on a long-term casual basis). Each performance right issued gives the holder the right to subscribe for one share of common stock. The total number of performance rights that may be issued under the Equity Incentive Plan is such maximum amount permitted by law and the Listing Rules of the ASX.

Universal Biosensors, Inc.

Notes to Consolidated Financial Statements

Such equity granted does not involve the payment of an exercise price. Equity generally vests in tranches up to four years.

The terms of the awards include a variety of market, performance and service conditions. The number of performance rights granted in 2022 was up to 1,555,000 (2021: 7,425,000).

In accordance with ASC 718, the fair value of the rights granted were estimated on the date of each grant using the Trinomial Lattice model. The key assumptions for these grants were:

	Feb-21	Aug-21	Dec-21	Oct-22	Nov-22
Exercise Price (A$)	0	0	0	0	0
Share Price at Grant Date (A$)	0.41	0.77	0.81	0.25	0.25
Volatility	63%	64%	63%	66%	67%
Maximum Life (years)	0.92	3.60	1.07	2.47	1.19
Risk-Free Interest rate	0.25%	0.12%	0.57%	3.19%	3.16%
Fair Value (A$)	0.39	0.77	0.81	0.25	0.25

Each of the inputs to the Trinomial Lattice model is discussed below.

Share Price and Exercise Price at Valuation Date

The value of the performance rights granted has been determined either using the closing price of our common stock trading in the form of CDIs on ASX at the time of grant of the performance rights. The ASX is the only exchange upon which our securities are quoted.

Volatility

We applied volatility having regard to the historical price change of our shares in the form of CDIs available from the ASX.

Time to Expiry

All performance rights granted under our Equity Incentive Plan have a maximum four-year term and are non-transferable.

Risk free rate

The risk free rate which we applied is equivalent to the yield on an Australian government bond with a time to expiry approximately equal to the expected time to expiry on the options being valued.

Performance rights activity during the current period is as follows:

	Number of rights	Weighted average exercise price A$
Balance at December 31, 2021	7,275,000	0
Granted	1,555,000	0
Balance at December 31, 2022	8,830,000	0

At December 31, 2022, there were 525,000 performance rights which vested and these performance rights were issued as common stock in January 2023. During the 2022 financial year, the Company also granted up to 805,000 performance rights to select employees under the Equity Incentive Plan which will be issued as common stock if the Company achieves predetermined market and non-market conditions in 2023. The common stock issued will be held in escrow and 25% of those common stock will be released to employees and available for sale at employee's discretion in accordance with the Company’s Securities Trading Policy at each quarter ending March 31, June 30, September 30 and December 31, 2023. If employee's employment with the Company is terminated because of any breach, then the common stock issued which remain escrowed will be cancelled. At December 31, 2022, total stock compensation expense for performance rights recognized in the consolidated statements of comprehensive income was A$319,402 (2021: A$88,652).

The following table represents information relating to the maximum quantity of performance rights outstanding under the plans as of December 31, 2022:

Exercise price A$	Rights	Weighted average remaining life in years	Rights exercisable shares
0	525,000	0	0
0	6,750,000	2	0
0	750,000	2	0
0	805,000	1	0
	8,830,000		0

Universal Biosensors, Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022, there was unrecognized compensation expense of up to A$5,357,072 (2021: A$5,471,098). The issuance of the equity under the Equity Incentive Plan is subject to the Company achieving predetermined market and non-market conditions. In the event that the predetermined market and non-market conditions are met, the unrecognized compensation expense as at December 31, 2022 would be recognized.